WARRANTS AND OPTIONS (Tables)	6 Months Ended
Sep. 30, 2013
Schedule of Stockholders' Equity Note, Warrants or Rights, Activity [Table Text Block]
	Number	Weighted-Average
	of Warrants	Exercise Price
Outstanding at April 1, 2013	-	$0.00
Granted	2,830,763	$0.53
Exercised	-	$0.00
Cancelled	-	$0.00
Outstanding at September 30, 2013	2,830,763	$0.53
Warrants exercisable at September 30, 2013	2,830,763	$0.53

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
	STOCK WARRANTS OUTSTANDING AND EXERCISABLE
		Weighted-Average
	Number of	Remaining	Weighted-
	Warrants	Contractual	Average
Exercise Price	Outstanding	Life in Years	Exercise Price
$0.50	1,887,175	1.92	$0.50
$0.60	943,588	1.92	$0.60